Borrowings - Pre-Swap Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pre-swap annual contractual obligations of long-term debt outstanding
2021	$ 7,053
2022	7,345
2023	5,807
2024	6,506
2025	4,282
Thereafter	31,020
Total	$ 62,013	$ 62,207